EQUITY-ACCOUNTING INVESTMENTS IN CANADIAN RESIDENTIAL DEVELOPMENTS - Change in the Balances Equity-accounted Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $
Equity Accounted Investments [Roll Forward]
Closing foreign exchange rate (USD/CAD) | $ / $	1.3544	1.2678
Equity-accounted investments in Canadian residential developments
Equity Accounted Investments [Roll Forward]
Opening balance	$ 98,675	$ 74,955
Advances	13,360	30,089
Distributions	(10,212)	(14,772)
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Translation adjustment	(6,483)	203
Balance, end of year	$ 106,538	$ 98,675